Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2020
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2020
Document Effective Date	Jul. 01, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Select T. Rowe Price International Equity Fund | Class I
Prospectus:
Trading Symbol	MMIUX
MassMutual Select T. Rowe Price Bond Asset Fund | Class I
Prospectus:
Trading Symbol	MMBEX
MassMutual Select T. Rowe Price Emerging Markets Bond Fund | Class I
Prospectus:
Trading Symbol	MMEMX
MassMutual Select T. Rowe Price Large Cap Blend Fund | Class I
Prospectus:
Trading Symbol	MMLRX
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund | Class I
Prospectus:
Trading Symbol	MMLDX
MassMutual Select T. Rowe Price Real Assets Fund | Class I
Prospectus:
Trading Symbol	MMRFX
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I
Prospectus:
Trading Symbol	MMBUX
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Fund | Class I
Prospectus:
Trading Symbol	MMUTX